Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reportable Segment Information

	Capital Expenditures			Depreciation and Amortization
(DOLLARS IN THOUSANDS)	2019	2018	2017	2019	2018	2017
Taste	$135,421	$82,712	$68,937	$247,791	$101,224	$53,534
Scent	92,279	82,400	53,089	69,225	65,066	59,951
Global assets	8,278	4,982	6,947	6,314	7,502	4,482
Consolidated	$235,978	$170,094	$128,973	$323,330	$173,792	$117,967

eportable segment information is as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Net sales
Taste	$3,200,520	$2,091,635	$1,632,166
Scent	1,939,564	1,885,904	1,766,553
Consolidated	$5,140,084	$3,977,539	$3,398,719

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Segment assets
Taste	$10,319,779	$9,677,139
Scent	2,757,491	2,649,103
Global assets	210,141	563,153
Consolidated	$13,287,411	$12,889,395

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Segment profit:
Taste	$482,394	$419,264	$358,266
Scent	349,445	325,901	314,899
Global expenses	(38,759)	(67,799)	(54,538)
Operational Improvement Initiatives (a)	(2,267)	(2,169)	(1,802)
Acquisition Related Costs (b)	—	1,289	(20,389)
Integration Related Costs (c)	(55,160)	(7,188)	(4,179)
Legal Charges/Credits, net (d)	—	—	(1,000)
Tax Assessment (e)	—	—	(5,331)
Restructuring and Other Charges, net (f)	(29,765)	(4,086)	(19,711)
(Losses) gains on Sale of Assets	(2,367)	1,177	184
FDA Mandated Product Recall (g)	(250)	7,125	(11,000)
UK Pension Settlement Charges (h)	—	—	(2,769)
Frutarom Acquisition Related Costs (i)	(5,940)	(89,632)	—
Compliance Review & Legal Defense Costs (j)	(11,314)	—	—
N&B Transaction Related Costs (k)	(20,747)	—	—
Operating Profit	665,270	583,882	552,630
Interest expense	(138,221)	(132,558)	(65,363)
Loss on extinguishment of debt	—	(38,810)	—
Other income, net	30,403	35,243	49,778
Income before taxes	$557,452	$447,757	$537,045
Profit margin
Taste	15.1%	20.0%	22.0%
Scent	18.0%	17.3%	17.8%
Consolidated	12.9%	14.7%	16.3%

(a)
For 2019, represents accelerated depreciation related to plant relocations in India and China. For 2018, represents accelerated depreciation in India and Taiwan asset write off. For 2017, represents accelerated depreciation and idle labor costs in Hangzhou, China.

(b)
For 2018, represents adjustments to the contingent consideration payable for PowderPure, and transaction costs related to Fragrance Resources and PowderPure within Selling and administrative expenses. For 2017, represents the amortization of inventory "step-up" included in Cost of goods sold and transaction costs related to the acquisition of Fragrance Resources and PowderPure within Selling and administrative expenses.

(c)
For 2019 and 2018, represents costs related to the integration of the Frutarom acquisition, principally advisory services. For 2017, represents costs related to the integration of the David Michael and Fragrance Resources acquisitions.

(d)	Represents an additional charge related to litigation settlement.
(e)	Represents the reserve for payment of a tax assessment related to commercial rent for prior periods.
(f)
For 2019, represents costs primarily related to the Frutarom Integration Initiative, the 2019 Severance Program, including severance related to outsourcing the IT function. For 2018, represents severance costs related to the 2017 Productivity Program and costs associated with the termination of agent relationships in a subsidiary. For 2017, represents severance costs related to the 2017 Productivity Program.

(g)
For 2019, represents additional claims that management will pay to co-packers. For 2018, principally represents recoveries from the supplier for the third and fourth quarter, partially offset by final payments to the customer made for the effected product in the first quarter. For 2017, represents management's best estimate of losses related to the previously disclosed FDA mandated recall.

(h)	Represents pension settlement charges incurred in one of the Company's UK pension plans.
(i)
Represents transaction-related costs and expenses related to the acquisition of Frutarom. For 2019, amount primarily includes amortization for inventory "step-up" costs and transaction costs. For 2018, amount primarily includes $23.5 million of amortization for inventory "step-up" costs and $66.0 million of transaction costs included in Selling and administrative expenses.

(j)	Costs related to reviewing the nature of inappropriate payments and review of compliance in certain other countries. In addition, includes legal costs for related shareholder lawsuits.
(k)	Represents costs and expenses related to the pending transaction with Nutrition & Biosciences Inc.

Net Sales by Geographic Area

	Net Sales by Geographic Area
(DOLLARS IN THOUSANDS)	2019	2018	2017
Europe, Africa and Middle East	$2,081,758	$1,396,316	$1,065,596
Greater Asia	1,162,992	991,015	903,546
North America	1,170,497	1,010,126	901,821
Latin America	724,837	580,082	527,756
Consolidated	$5,140,084	$3,977,539	$3,398,719

	Net Sales by Geographic Area
(DOLLARS IN THOUSANDS)	2019	2018	2017
Net sales related to the U.S.	$1,052,654	$952,550	$864,050
Net sales attributed to all foreign countries	4,087,430	3,024,989	2,534,669